Available for Sale Debt Securities - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 07, 2020	Apr. 05, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Purchase of available for sale debt securities			$ 17,585		$ 125,121
Realized gain on available for sale securities				$ 0	0	$ 419,481
Reduction of the investment			249,200	214,400	131,280
Royalty Pharma Investment Financial Trust
Debt and Equity Securities, FV-NI [Line Items]
Milestone payments						600,000
Realized gain on available for sale securities						419,500
Tecfidera
Debt and Equity Securities, FV-NI [Line Items]
Reduction of the investment				0	0	$ 180,500
Series A Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Purchase of available for sale debt securities		$ 125,000
Series B Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Purchase of available for sale debt securities	$ 200,000		200,000	200,000
Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Reduction of the investment				214,400	$ 131,280
Preferred Shares | Series A Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Number of shares purchased		2,495
Price per share		$ 50,100.00
Redemption default, interest rate		18.00%
Redemption default, threshold period		1 year
Reduction of the investment			$ 203,900	$ 214,400
Preferred Shares | Series B Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Number of shares purchased	3,992		351	3,992
Price per share	$ 50,100		$ 50,100	$ 50,100
Redemption default, interest rate	18.00%
Redemption default, threshold period	1 year